Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	OLB GROUP, INC.
Entity Central Index Key	0001314196
Amendment Flag	true
Document Type	S-1/A
Amendment Description	AMENDMENT NO. 9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE